Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current
State	$ 8	$ 3
International	69	62
Total current tax expense	77	65
Total deferred tax expense	0	0
Total tax expense	$ 77	$ 65